Related party balances and transactions - Principal transactions (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 MXN ($)
Related party balances and transactions
Intangible assets other than goodwill	$ 715,937		$ 11,680,684	$ 10,229,656	$ 13,940,366
Additions to right-of-use assets			66,525
Payments from technical assistance received	9,124	$ 177,667	133,558	81,164
Administrative services	34,286	667,600	586,542	518,059
Maintenance	24,245	472,077	512,653	392,531
Interests	$ 47,973	934,102	516,676	420,499
Buildings
Related party balances and transactions
Additions to right-of-use assets			41,771
Other
Related party balances and transactions
Additions to right-of-use assets			24,754
Related parties
Related party balances and transactions
Payments from technical assistance received		177,667	133,458	81,164
Administrative services		24,834	23,420	22,453
Improvements and Major maintenance		1,083,509	961,061	565,376
Related parties | Industrial warehouse
Related party balances and transactions
Capital Investment		$ 52,550	$ 7,548	$ 100,194